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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Frank L. Newbauer, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2018

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

KEMPNER MULTI-CAP DEEP VALUE FUND

SCHEDULE OF INVESTMENTS

April 30, 2018 (Unaudited)

COMMON STOCKS - 84.6%	Shares	Value
Consumer Discretionary - 11.6%
Automobiles - 8.2%
General Motors Company	103,020	$3,784,955
Honda Motor Company Ltd. - ADR	82,900	2,848,444
		6,633,399
Media - 1.7%
Walt Disney Company (The)	14,100	1,414,653

Specialty Retail - 1.7%
Williams-Sonoma, Inc.	28,100	1,343,180

Consumer Staples - 0.7%
Food Products - 0.7%
General Mills, Inc.	13,400	586,116

Energy - 18.3%
Energy Equipment & Services - 7.1%
National Oilwell Varco, Inc.	64,320	2,487,254
Schlumberger Ltd.	47,555	3,260,371
		5,747,625
Oil, Gas & Consumable Fuels - 11.2%
BP plc - ADR	89,120	3,973,861
Occidental Petroleum Corporation	36,800	2,843,168
Royal Dutch Shell plc - Class A - ADR	32,689	2,284,961
		9,101,990
Financials - 15.7%
Banks - 10.6%
Bank of America Corporation	145,270	4,346,478
BB&T Corporation	15,300	807,840
Citigroup, Inc.	50,500	3,447,635
		8,601,953
Consumer Finance - 2.1%
Capital One Financial Corporation	18,640	1,689,157

KEMPNER MULTI-CAP DEEP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.6% (Continued)	Shares	Value
Financials - 15.7% (Continued)
Insurance - 3.0%
Axis Capital Holdings Ltd.	41,400	$2,430,180

Health Care - 10.2%
Health Care Equipment & Supplies - 0.8%
Zimmer Biomet Holdings, Inc.	5,500	633,435

Health Care Providers & Services - 2.6%
Cardinal Health, Inc.	33,165	2,128,198

Pharmaceuticals - 6.8%
Allergan plc	3,950	606,917
Merck & Company, Inc.	38,780	2,282,979
Pfizer, Inc.	25,600	937,216
Roche Holding AG - ADR	38,500	1,070,300
Teva Pharmaceutical Industries Ltd. - ADR	36,700	659,866
		5,557,278
Industrials - 6.9%
Building Products - 2.2%
Johnson Controls International plc	53,549	1,813,705

Electrical Equipment - 0.7%
Acuity Brands, Inc.	4,950	592,861

Industrial Conglomerates - 2.4%
General Electric Company	138,150	1,943,770

Road & Rail - 1.6%
Union Pacific Corporation	9,450	1,262,804

Information Technology - 5.4%
IT Services - 2.1%
Western Union Company (The)	83,300	1,645,175

KEMPNER MULTI-CAP DEEP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.6% (Continued)	Shares	Value
Information Technology - 5.4% (Continued)
Semiconductors & Semiconductor Equipment - 3.3%
Applied Materials, Inc.	54,360	$2,700,061

Materials - 10.0%
Chemicals - 5.9%
DowDuPont, Inc.	39,900	2,523,276
Mosaic Company (The)	83,150	2,240,893
		4,764,169
Containers & Packaging - 3.5%
WestRock Company	48,500	2,869,260

Metals & Mining - 0.6%
Rio Tinto plc - ADR	8,900	489,055

Telecommunication Services - 5.8%
Diversified Telecommunication Services - 5.8%
AT&T, Inc.	86,692	2,834,829
Verizon Communications, Inc.	38,600	1,904,910
		4,739,739

Total Common Stocks (Cost $63,130,825)		$68,687,763

MONEY MARKET FUNDS - 16.1%	Shares	Value
BlackRock Liquidity Funds Treasury Trust Fund – Institutional Class, 1.58% (a) (Cost $13,038,580)	13,038,580	$13,038,580

Total Investments at Value - 100.7% (Cost $76,169,405)		$81,726,343

Liabilities in Excess of Other Assets - (0.7%)		(538,186)

Net Assets - 100.0%		$81,188,157

ADR - American Depositary Receipt.

(a)	The rate shown is the 7-day effective yield as of April 30, 2018.

See accompanying notes to Schedule of Investments.

KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND

NOTES TO SCHEDULE OF INVESTMENTS

April 30, 2018 (Unaudited)

1.	Securities Valuation

Kempner Multi-Cap Deep Value Equity Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosures purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2018:

	Level 1	Level 2	Level 3	Total

Common Stocks	$68,687,763	$-	$-	$68,687,763
Money Market Funds	13,038,580	-	-	13,038,580
Total	$81,726,343	$-	$-	$81,726,343

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. As of April 30, 2018, the Fund did not have any transfers between Levels. In addition, the Fund did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of April 30, 2018. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of April 30, 2018:

Tax cost of portfolio investments	$76,235,963

Gross unrealized appreciation	$10,228,874
Gross unrealized depreciation	(4,738,494)

Net unrealized appreciation	$5,490,380

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing difference in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Frank L. Newbauer
Frank L. Newbauer, Secretary

Date	June 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ David R. Carson
David R. Carson, Principal Executive Officer of Kempner Multi-Cap Deep Value Fund

Date	June 18, 2018

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer

Date	June 18, 2018

*	Print the name and title of each signing officer under his or her signature.